Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Halston License
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue	$ 2,890	$ 3,560	$ 4,440